Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Mining concessions [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	S/ 75,914	S/ 75,893
Additions	[1]		21
Sales and/or retirement	[1]
Disposals	[1]
Transfers	[1]
Ending balance	[1]	75,914	75,914
Mining concessions [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	12,328	12,256
Additions	[1]	72	72
Sales and/or retirement	[1]
Disposals	[1]
Transfers	[1]
Ending balance	[1]	12,400	12,328
Mining concessions [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	42,859	42,859
Mining concessions [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	[1]	20,655	20,727
Mine development costs [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	58,002	53,975
Additions	[1]	7,311	3,435
Sales and/or retirement	[1]
Disposals	[1]
Transfers	[1]	529	592
Ending balance	[1]	65,842	58,002
Mine development costs [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[1]	10,484	10,267
Additions	[1]	387	217
Sales and/or retirement	[1]
Disposals	[1]
Transfers	[1]	(3)
Ending balance	[1]	10,868	10,484
Mine development costs [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	24,048	24,048
Mine development costs [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	[1]	30,926	23,470
Land [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		256,552	252,190
Additions		868	4,254
Sales and/or retirement		(2,285)
Disposals
Transfers			108
Ending balance		255,135	256,552
Land [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance
Additions
Sales and/or retirement
Disposals
Transfers
Ending balance
Land [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	3,624
Land [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		251,511	256,552
Buildings and other construction [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		693,085	690,542
Additions			(98)
Sales and/or retirement
Disposals		(1,600)	(7)
Transfers		3,069	2,648
Ending balance		694,554	693,085
Buildings and other construction [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		158,455	139,857
Additions		18,818	18,605
Sales and/or retirement
Disposals		(795)	(7)
Transfers
Ending balance		176,478	158,455
Buildings and other construction [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	13,579	13,578
Buildings and other construction [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		504,497	521,052
Machinery, equipment and related spare parts [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,697,655	1,694,145
Additions		13,085	16,160
Sales and/or retirement		(4,978)
Disposals		(17,075)	(33,176)
Transfers		22,853	20,526
Ending balance		1,711,540	1,697,655
Machinery, equipment and related spare parts [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		705,454	644,190
Additions		95,486	93,581
Sales and/or retirement		(3,990)
Disposals		(13,425)	(32,317)
Transfers
Ending balance		783,525	705,454
Machinery, equipment and related spare parts [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	12,918	12,424
Machinery, equipment and related spare parts [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		915,097	979,777
Furniture and accessories [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		10,706	33,123
Additions		318	191
Sales and/or retirement		(14)
Disposals		(28)	(22,786)
Transfers		98	178
Ending balance		11,080	10,706
Furniture and accessories [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		7,871	30,049
Additions		575	589
Sales and/or retirement		(12)
Disposals		(26)	(22,767)
Transfers
Ending balance		8,408	7,871
Furniture and accessories [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	200	201
Furniture and accessories [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		2,472	2,634
Transportation units [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		113,351	113,109
Additions		658	7,523
Sales and/or retirement		(2,654)
Disposals		(4,460)	(10,583)
Transfers		442	3,302
Ending balance		107,337	113,351
Transportation units [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		78,163	80,632
Additions		7,398	7,350
Sales and/or retirement		(2,269)
Disposals		(4,278)	(9,819)
Transfers
Ending balance		79,014	78,163
Transportation units [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	26	26
Transportation units [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		28,297	35,162
Computer equipment and tools [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		34,428	52,645
Additions		2,849	3,731
Sales and/or retirement		(228)
Disposals		(481)	(23,105)
Transfers		4,736	1,157
Ending balance		41,304	34,428
Computer equipment and tools [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		22,456	42,348
Additions		3,595	3,198
Sales and/or retirement		(194)
Disposals		(428)	(23,090)
Transfers
Ending balance		25,429	22,456
Computer equipment and tools [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	454	454
Computer equipment and tools [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		15,421	11,518
Quarry rehabilitation costs [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		9,030	9,290
Additions		2,745	(260)
Sales and/or retirement
Disposals
Transfers
Ending balance		11,775	9,030
Quarry rehabilitation costs [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		2,382	1,616
Additions		140	766
Sales and/or retirement
Disposals
Transfers
Ending balance		2,522	2,382
Quarry rehabilitation costs [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]
Quarry rehabilitation costs [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		9,253	6,648
Capitalized interest [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[2]	65,007	64,904
Additions	[2]	3,158	103
Sales and/or retirement	[2]
Disposals	[2]
Transfers	[2]
Ending balance	[2]	68,165	65,007
Capitalized interest [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[2]	9,021	7,499
Additions	[2]	1,521	1,522
Sales and/or retirement	[2]
Disposals	[2]
Transfers	[2]
Ending balance	[2]	10,542	9,021
Capitalized interest [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1],[2]
Capitalized interest [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	[2]	57,623	55,986
Work in progress and units in transit [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[3]	62,140	37,731
Additions	[3]	143,540	53,120
Sales and/or retirement	[3]	(398)
Disposals	[3]		(136)
Transfers	[3]	(32,461)	(28,575)
Ending balance	[3]	172,821	62,140
Work in progress and units in transit [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance	[3]
Additions	[3]
Sales and/or retirement	[3]
Disposals	[3]
Transfers	[3]
Ending balance	[3]
Work in progress and units in transit [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1],[3]	735	735
Work in progress and units in transit [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value	[3]	172,086	61,405
Total [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		3,075,870	3,077,547
Additions		174,532	88,180
Sales and/or retirement		(10,557)
Disposals			(89,793)
Transfers		(734)	(64)
Ending balance		3,215,467	3,075,870
Total [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Beginning balance		1,006,614	968,714
Additions		127,992	125,900
Sales and/or retirement		(6,465)
Disposals		(18,952)	(88,000)
Transfers		(3)
Ending balance		1,109,186	1,006,614
Total [Member] | Impairment [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Impairment	[1]	98,443	94,325
Total [Member] | Net book value [Member]
Property, Plant and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Net book value		S/ 2,007,838	S/ 1,974,931

[1]	Mining concessions mainly include net acquisition costs of S/15,488,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013. The caption also includes some concessions acquired by the Group for exploration activities related to the cement business. In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment. From this impairment estimate, S/42,859,000 corresponds to concession costs. According to management´s expectation the recovery amount of this zinc mining unit is zero.
[2]	During 2022 and 2021, the Group capitalized borrowing costs by S/2,739,000 and S/103,000 mainly related with the Clinker Line Optimization project - Kiln 4 located in Pacasmayo. The rate used to determine the amount of borrowings costs eligible for capitalization was approximately 5.30 percent as of December 31, 2022, which is the effective rate of the borrowing the Group has as of such date. The amount of borrowing costs eligible for capitalization is determined by applying the capitalization rate to the capital expenditures incurred on qualifying assets.
[3]	Work in progress included in property, plant and equipment as of December 31, 2022 and 2021 is mainly related to complementary facilities of the cement plants.